Balance Sheets - Broad Capital Acquisition Corp [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 164,776	$ 15,282	$ 391,924
Prepaid expenses	73,477	29,091
Total Current Assets	238,253	44,373	391,924
Cash and Marketable Securities held in trust account	19,495,620	50,772,949	104,162,029
Total Assets	19,733,873	50,817,322	104,553,953
Current liabilities
Accrued expenses	1,558,279	1,253,332	648,885
Accounts payable	758,586	733,800	200,028
Franchise tax payable	40,000	42,759	195,138
Income tax payable	686,965	634,874	285,662
Extension loans	3,083,628	2,903,628
Working capital loan	833,074	754,748
Excise tax liability	895,904	584,031
Total Current Liabilities	7,856,436	6,907,172	1,329,713
Deferred underwriter commission	3,555,674	3,555,674	3,555,674
Total Liabilities	11,412,110	10,462,846	4,885,387
Commitments and Contingencies
Common Stock subject to possible redemption; 1,717,663 shares (at $10.93 per share) as of March 31, 2024 and 4,522,582 shares (at $11.08 per share) as of December 31, 2023	18,768,656	50,095,136	103,962,029
Stockholders’ Deficit
Preference Shares, $0.000001 par value; 1,000,000 shares authorized; none issued and outstanding as of March 31, 2024 and December 31, 2023
Common Stock, $0.000001 par value, 100,000,000 shares authorized; 2,990,897 issued and outstanding (excluding 1,717,663 shares and 4,522,582 shares subject to possible redemption as of March 31, 2024 and December 31, 2023 respectively)	3	3	3
Additional paid-in capital
Accumulated deficit	(10,446,896)	(9,740,663)	(4,293,466)
Total Stockholders’ Deficit	(10,446,893)	(9,740,660)	(4,293,463)
Total Liabilities and Stockholders’ Deficit	$ 19,733,873	$ 50,817,322	$ 104,553,953